Share Capital - Schedule of Issued and Outstanding Warrants (Details)	12 Months Ended
Mar. 31, 2026 USD ($) shares
Schedule of Issued and Outstanding Warrants [Abstract]
Number of Warrants, Opening balance | shares
Amount of Warrants, Opening balance (in Dollars) | $
Number of Warrants, Warrants issued for convertible note Addendum | shares	134
Amount of Warrants, Warrants issued for convertible note Addendum (in Dollars) | $	$ 42,528
Number of Warrants, Warrants issued for convertible note Termination Agreement | shares	3,660
Amount of Warrants, Warrants issued for convertible note Termination Agreement (in Dollars) | $	$ 639,954
Number of Warrants, Convertible note Termination Agreement warrants exercised | shares	(3,660)
Amount of Warrants, Convertible note Termination Agreement warrants exercised (in Dollars) | $	$ (639,954)
Number of Warrants, PIPE financing warrant issuance | shares	52,597
Amount of Warrants, PIPE financing warrant issuance (in Dollars) | $	$ 1,686,372
Number of Warrants, PIPE financing warrant issuance costs | shares	1,506
Amount of Warrants, PIPE financing warrant issuance costs (in Dollars) | $	$ 137,778
Number of Warrants, Issuance costs for PIPE financing warrants | shares
Amount of Warrants, Issuance costs for PIPE financing warrants (in Dollars) | $	$ (355,278)
Number of Warrants, PIPE pre-funded warrants exercised | shares	(12,447)
Amount of Warrants, PIPE pre-funded warrants exercised (in Dollars) | $	$ (511,690)
Number of Warrants, Issuance costs for PIPE pre-funded warrants exercised | shares
Amount of Warrants, Issuance costs for PIPE pre-funded warrants exercised (in Dollars) | $	$ 65,995
Number of Warrants, Ending Balance | shares	41,790
Amount of Warrants, Ending Balance (in Dollars) | $	$ 1,065,705